Note B - Summary Of Significant Accounting Policies - 10-Q (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 19, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment For Seller Financed Real Estate Other		20.00%
Stock Repurchase Program, Authorized Amount (in Dollars)		$ 5,200,000	$ 10,000,000
Treasury Stock, Shares, Acquired (in Shares)	189,378	475,405
Treasury Stock, Shares, Retired (in Shares)		664,783	2,087,202
Number of Reportable Segments		2	2
Percentage Of Assets In Real Estate Loans And Investments		28.00%	60.00%
Working Capital Cash Reserve Percentage		3.00%	3.00%
Percentage Of Taxable Income Distributed			90.00%
Treasury Stock, Shares (in Shares)		0	189,378	1,857,850
Treasury Stock, Carrying Basis (in Dollars)	200,000		200,000
Treasury Stock, Number of Shares Held (in Shares)			189,378	1,857,850
Treasury Stock, Value (in Dollars)			190,000	6,907,000
Accrued Income Taxes (in Dollars)			$ 0	$ 0
Treasury Stock [Member]
Treasury Stock, Shares (in Shares)			189,378
Percentage Of Investments In Real Estate Loans [Member]
Percentage Of Assets In Real Estate Loans And Investments		97.00%
Real Estate Loans and Real Estate Investments [Member]
Percentage Of Assets In Real Estate Loans And Investments			97.00%
Minimum [Member]
Minimum Investment For Seller Financed Real Estate Other		10.00%
Maximum [Member]
Minimum Investment For Seller Financed Real Estate Other		25.00%
VRMI II [Member]
Treasury Stock, Shares (in Shares)			2,276,580
Certificates of Deposit [Member]
Debt Instrument, Maturity Date Range, End		Dec. 31, 2008	Dec. 31, 2008
Short Term Instruments [Member]
Debt Instrument, Maturity Date Range, End		Dec. 31, 2008